Further Detail of Profit or Loss (Details) - Schedule of further detail of profit or loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
A. Research and development expenses, net
Payroll		$ 6,531	$ 4,834		$ 4,890
Materials		940	1,001		1,065
Subcontractors		258	82		70
Patent registration		160	144		70
Depreciation		1,588	1,534		880
Rental fees and maintenance		173	197		908
Other		249	339		782
Research and development expenses, gross		9,899	8,131		8,665
Less – government grants		(21)	(49)		(42)
Research and development expenses, net		9,878	8,082		8,623
B. Sales and marketing expenses
Payroll		5,326	2,873		2,226
Marketing, advertising and commissions		577	1,808		1,381
Rental fees and maintenance		201	114		64
Travel abroad		235	317		201
Depreciation		223	212		186
Other		35	145		201
Sales and marketing expenses		6,597	5,469		4,259
C. General and administrative expenses
Payroll		1,377	872	[1]	819	[1]
Share based payment expenses		16,837	155	[1]	206	[1]
Fees		22	22		32
Professional services		1,064	1,358		1,114
Directors pay			187	[1]	209	[1]
Office expenses		386	359		311
Travel abroad		44	37		45
Depreciation		76	78
Rental fees and maintenance		46	43		91
Other		435	159		107
General and administrative expenses		20,287	3,270		3,002
D. Finance income
Revaluation of liability in respect of government grants		75	58
Exchange rate differences		123
Revaluation of financial liabilities at fair value through profit or loss	[2]		8,707
Bank interest and fees		248			54
Finance income		446	8,765		54
Exchange rate differences			151		127
Bank fees		28	14
Finance expense in respect of lease liability		390	425
Revaluation of financial liabilities at fair value through profit or loss	[2]	12,825
Fundraising expenses			1,693
Revaluation of liability in respect of government grants					265
Finance expense		$ 13,243	$ 2,283		$ 392

[1]	Reclassified.
[2]	See Note 11.B regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.